Intangible Assets (Schedule Of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	$ 46,118	$ 33,174
Accumulated Amortization, Subtotal- definite-lived intangibles	(33,283)	(32,887)
Net Book Value, Subtotal - definite-lived intangibles	12,835	287
Intangible assets, Gross Asset	101,536	87,752
Intangible assets, Net Book Value	68,253	54,865
VITAS Trade Name [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Gross Asset	51,300	51,300
Intangible assets, Net Book Value	51,300	51,300
Roto-Rooter Trade Name [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Gross Asset	150	150
Intangible assets, Net Book Value	150	150
Operating Licenses [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Intangible assets, Gross Asset	3,968	3,128
Intangible assets, Net Book Value	3,968	3,128
Referral Networks [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	21,850	21,140
Accumulated Amortization, Subtotal- definite-lived intangibles	(21,152)	(21,140)
Net Book Value, Subtotal - definite-lived intangibles	698
Covenants Not To Compete [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	9,796	9,519
Accumulated Amortization, Subtotal- definite-lived intangibles	(9,367)	(9,291)
Net Book Value, Subtotal - definite-lived intangibles	429	228
Customer Lists [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	2,025	1,217
Accumulated Amortization, Subtotal- definite-lived intangibles	(1,235)	(1,217)
Net Book Value, Subtotal - definite-lived intangibles	790
Reacquired Franchise Rights [Member]
Definite and Indefinite-lived Intangible Assets [Line Items]
Gross Asset, Subtotal- definite-lived intangibles	12,447	1,298
Accumulated Amortization, Subtotal- definite-lived intangibles	(1,529)	(1,239)
Net Book Value, Subtotal - definite-lived intangibles	$ 10,918	$ 59